ING SERIES FUND, INC.

Supplement dated February 21, 2008

to the current Prospectuses

ING Balanced Fund, Brokerage Cash Reserves, ING Global Science and Technology Fund, ING Growth and Income Fund, ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund, ING Index Plus SmallCap Fund, ING Money Market Fund, ING Small Company Fund, ING Strategic Allocation Conservative Fund, ING Strategic Allocation Growth Fund, and ING Strategic Allocation Moderate Fund

1.             On December 17, 2007, the shareholders of certain Funds approved a change to convert each Fund’s investment objective from fundamental to non-fundamental.

The following sentence is added to the section entitled “Investment Objective” of the Prospectuses for each of the Funds.

The Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

2.             On December 17, 2007, the shareholders for certain Funds approved a “Manager-of-Managers” arrangement to permit the investment adviser, subject to prior approval by the Board, to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of the Funds’ shareholders.

A.            ING Balanced Fund, ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund, ING Index Plus SmallCap Fund, ING Small Company Fund, ING Strategic Allocation Conservative Fund, ING Strategic Allocation Growth Fund, and ING Strategic Allocation Moderate Fund

The second paragraph under the section entitled “Management of the Funds-Sub-Advisers” in the Prospectuses of each of the above Funds is deleted and replaced with the following:

ING Investments, LLC (“ING Investments”) acts as a “manager-of-managers” for the Funds.  ING Investments delegates to the Sub-Advisers of the Portfolios the responsibility for investment management subject to ING Investments oversight.  ING Investments is responsible for monitoring the investment program and performance of the Sub-Advisers of the Funds.

From time to time, ING Investments may recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Funds’ Board.  It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities.  The Funds and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of a Fund’s Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Funds’ shareholders.  A Fund will notify shareholders of any change in the identity of a sub-adviser of the Fund or the addition of a sub-adviser to the Fund.  In this event, the name of the Fund and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either ING Investments or the Funds’ Boards.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

B.            Brokerage Cash Reserves and ING Money Market Fund

The following paragraphs are added at the beginning of the section entitled “Management of the Funds-Sub-Advisers” in the Prospectuses:

ING Investments, LLC (“ING Investments”) acts as a “manager-of-managers” for the Funds.  ING Investments delegates to the Sub-Advisers of the Portfolios the responsibility for investment management subject to ING Investments oversight.  ING Investments is responsible for monitoring the investment program and performance of the Sub-Advisers of the Funds.

From time to time, ING Investments may recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Funds’ Board.  It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities.  The Funds and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of a Fund’s Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Funds’ shareholders.  A Fund will notify shareholders of any change in the identity of a sub-adviser of the Fund or the addition of a sub-adviser to the Fund.  In this event, the name of the Fund and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either ING Investments or the Funds’ Boards.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

This Supplement supersedes the Supplement Filed February 20, 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING SERIES FUND, INC.

Supplement dated February 21, 2008

to the current Statements of Additional Information (“SAIs”)

ING Balanced Fund, Brokerage Cash Reserves, ING Global Science and Technology Fund, ING Growth and Income Fund, ING Index Plus Large Cap Fund, ING Index Plus MidCap Fund, ING Index Plus SmallCap Fund, ING Money Market Fund, ING Small Company Fund, ING Strategic Allocation Conservative Fund, ING Strategic Allocation Growth Fund, ING Strategic Allocation Moderate Fund

1.             On December 17, 2007, the shareholders of the Funds approved the election of Directors of ING Series Fund, Inc.

A.            The section entitled “Directors - Management of the Company” of the SAIs is hereby amended to include the following:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex Overseen by Director/Trustee(2)	Other Board Memberships held by the Director
Directors who are “Non-Interested Persons”
Russell Jones 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 63	Director	December 2007 - Present	Senior Vice President, Chief Investment Officer and Treasurer, Kaman Corporation (1973 - Present).	30	None.
Directors who are “Interested Persons”
Shaun Mathews(3),(4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Director	December 2007 - Present	President and Chief Executive Officer ING Investments, LLC (December 2006-Present) and Head of ING USFS Mutual Funds and Investment Products (October 2004-Present). CMO of ING USFS (April 2002-October 2004) and Head of Rollover/Payout (October 2001-December 2003).	30

Mark Twain House & Museum (September 2002-Present); Connecticut Forum (May 2002-Present); Capital Community College Foundation (February 2002-Present); ING Services Holding Company, Inc. (May 2000-Present); Southland Life Insurance Company (June 2002-Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC, ING Funds Services, LLC, ING Investments, LLC, and ING Pilgrim Funding, Inc. (March 2006-Present).

Fredric (Rick) A. Nelson III(4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Director	December 2007 - Present	Vice Chairman and Chief Investment Officer, ING Investment Management Americas. Formerly, head of the U.S. Equity Group as well as a member of the Global and U.S. Executive Committees at JPMorgan Fleming Investment Management, Inc. until 2003.	30	None.

B.            The section entitled “Board” of the SAIs for the above-referenced Funds is hereby revised as follows:

a              The second sentence of the first paragraph of the sub-section entitled “Committees” is hereby deleted and replaced with the following:

The Audit Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones (collectively the “Independent Directors”).

b.             The second sentence of the second paragraph of the sub-section entitled “Committees” is hereby deleted and replaced with the following:

The Contracts Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones.

c.             The second sentence of the third paragraph of the sub-section entitled “Committees” is hereby deleted and replaced with the following:

The Nominating Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones.

d.             The second sentence of the fourth paragraph of the sub-section entitled “Committees” is hereby deleted and replaced with the following:

The Valuation Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones.

e.             The second sentence of the fifth paragraph of the sub-section entitled “Committees” is hereby deleted and replaced with the following:

The Compliance Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones.

C.            The table entitled “Directors Ownership of Securities” in the SAIs for the above-referenced Funds is hereby amended to include the following information:

	Dollar Range of Equity Securities in Each Company							Aggregate Dollar Range of Equity Securities in all Registered Investment Companies
Name of Director	ING 130/30 Fundamental Research Fund	ING Balanced Fund	ING Global Science and Technology Fund	ING Growth and Income Fund	ING Index Plus LargeCap Fund	ING Index Plus MidCap Fund	ING Index Plus SmallCap Fund	Overseen by Director in Family of Investment Companies
Russell Jones	None	None	None	None	None	None	None	None
Directors who are “Interested Persons”
Shaun P. Mathews	None	None	None	None	None	None	None	None
Fredric A. Nelson III	None	None	None	None	None	None	None	None

	Dollar Range of Equity Securities in Each Company						Aggregate Dollar Range of Equity Securities in all Registered Investment Companies
Name of Director	ING Money Market Fund	ING Small Company Fund	ING Strategic Allocation Conservative Fund	ING Strategic Allocation Growth Fund	ING Strategic Allocation Moderate Fund	Brokerage Cash Reserves	Overseen by Director in Family of Investment Companies
Russell Jones	None	None	None	None	None	None	None
Directors who are “Interested Persons”
Shaun P. Mathews	None	None	None	None	None	None	None
Fredric A. Nelson III	None	None	None	None	None	None	None

2.             On December 17, 2007, the shareholders for the Funds approved modifications of the fundamental investment restrictions.  The section entitled “Fundamental Investment Restrictions” of the SAIs are revised as follows:

A.            Fundamental investment restriction number (1) regarding diversification is hereby deleted and replaced with the following:

(1)           [The Fund may not] purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the United States government, its agencies and instrumentalities, or investments in securities or other registered management investment companies.

B.            Fundamental investment restriction number (2) regarding concentration is hereby deleted and replaced with the following:

(2)           [The Fund may not] purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the United States government, or tax exempt securities issued by any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

C.            Fundamental investment restriction number (3) regarding lending is hereby deleted and replaced with the following:

(3)           [The Fund may not] make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relieve obtained by the Fund.

D.            Fundamental investment restriction number (4) regarding senior securities is hereby deleted and replaced with the following:

(4)           [The Fund may not] issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

E.             Fundamental investment restriction number (5) regarding real estate is hereby deleted and replaced with the following:

(5)           [The Fund may not] purchase or sell real estate, except that the Fund may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

F.             Fundamental investment restriction number (6) regarding commodities is hereby deleted and replaced with the following:

(6)           [The Fund may not] purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).  This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

G.            Fundamental investment restriction number (7) regarding borrowing is hereby deleted and replaced with the following:

(7)           [The Fund may not] borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund.

H.            Fundamental investment restriction number (8) regarding underwriting is hereby deleted and replaced with the following:

(8)           [The Fund may not] underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a Fund security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective.  This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

I.              The following paragraph is added at the end of the section entitled “Fundamental Investment Restrictions” of the SAIs for each of the Funds:

For purposes of the concentration policy set forth in fundamental policy number (2) above, investments by the ING Money Market Fund in certificates of deposit, time deposits, bankers acceptances and certain other instruments issued by banks will not be treated as investments by the Fund in the banking industry.

3.             On December 17, 2007, the shareholders of the Funds approved a change to convert each Fund’s investment objective from fundamental to non-fundamental.

The following sentence replaces the sentence regarding the Funds’ investment objective in the section entitled “Fundamental Investment Restrictions and Policies” of the SAIs for each of the Funds.

The Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

This Supplement supersedes the Supplement Filed February 20, 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE